SEGMENT REPORTING	6 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (the “CODM”) in order to allocate resources and assess the performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operating results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including digital advertising services, cash rebate services, payment solution services, and licensing income from software development services.

Revenue by service categories

The following tables present summary information by segment for the six months ended March 31, 2023 and 2022, respectively:

		For the Six Months Ended March 31, 2023 (Unaudited)
	Cash rebate services	Digital advertising services	Payment solution services	Software licensing	Total
Revenue	$10,621	$2,220,794	$4,303	$1,740,472	$3,976,190
Operating costs	518,932	874,384	107,662	495,914	1,996,892
Income (loss) from operations	(508,310)	1,346,409	(103,359)	1,244,558	1,979,298
Income tax expense	297,750	329,971	-	-	627,721
Net income (loss)	(804,850)	1,024,023	(103,349)	1,248,672	1,364,497
Capital expenditure	$11,598	$1,585	$-	$17,864,000	$17,877,183
Total assets	$4,667,996	$7,468,304	$41,875	$27,557,561	$39,735,736

		For the Six Months Ended March 31, 2022 (Unaudited)
	Cash rebate services	Digital advertising services	Payment solution services	Software licensing	Total
Revenue	$5,552	$2,911,482	$5,379	$-	$2,922,413
Operating costs	246,935	697,665	58,773	-	1,003,373
Income (loss) from operations	(241,383)	2,213,817	(53,394)	-	1,919,040
Income tax expense	-	663,224	-	-	663,224
Net income (loss)	(241,180)	1,550,593	(53,394)	-	1,256,019
Capital expenditure	$406,117	$224,578	$736	$-	$631,431
Total assets	$1,022,174	$5,244,880	$136,640	-	$6,403,694